Income Taxes - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Income Taxes
Percentage of income before income taxes	25.00%	23.00%	24.00%
Percentage of current income tax expense	28.00%	27.00%	21.00%
Undistributed Earnings of Foreign Subsidiaries	$ 1,305,000
Unrecognized tax benefits that would impact effective tax rate	5,500
Significant change in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	$ 100